Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS:

Sale of the enterprise cybersecurity activity

On July 4, 2023, the Company signed an agreement with TerraZone Ltd. (“TerraZone”) for the sale of its enterprise cybersecurity activity in exchange for 7% of the outstanding shares of TerraZone, which represent an estimated fair value consideration of $82 thousand. The sale included all assets and liabilities of the enterprise cybersecurity activity, excluding a certain patent. The Company’s enterprise cybersecurity activity was focused on information security solutions for organizations, which resulted in no operations during the six months period ended June 30, 2023. The sale will enable the Company to benefit from a streamlined business model, simplified operating structure, and enhanced management focus.

Scale down of CyberKick’s operation

In July 2023, following the recent developments in the Company’s consumer internet access segment, as further described above, the Company decided to scale down the operations of CyberKick, with material expenses and headcount reductions, in order to right-size accordingly. The Company will focus on this segment only on its current paying customers which require minor costs to maintain and generate revenues from.

Short-term bank loan

In July 2023, CyberKick reached an arrangement with the Bank, for early repayment of the short-term loan. On August 9, 2023, the entire loan balance was repaid.